Statement Of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Cash Flows From Operating Activities:
Net (Loss)	$ (909,944)	$ (681,146)	$ (1,040,236)	$ (3,496,687)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	16,404	1,024	6,629	60,731
Foreign exchange loss	(24,884)	4,267
Stock issued for licenses, services, and other assets	505,100	64,000	427,400	702,300
Loss on impairment of patents			0	556,120
Loss on conversion of notes payable			76,929	1,945,898
Stock issued for payment of interest	7,886	3,022	3,022	9,270
Loss on debt conversion	93,585	76,929
Interest forgiven	(247)	0	0	(1,313)
Stock issued for payment of expenses	0	14,400
(Increase) decrease in accounts receivable	(28,722)	0
(Increase) decrease in prepaid expenses	8,578	(7,530)	(8,660)	2,104
Increase (decrease) in Accounts Payable			(8,808)	(18,960)
Increase in Accounts Payable - related entity			0	(80,000)
Increase (decrease) in accounts payable & accrued expenses	14,227	342,773
Increase (decrease) in interest payable	25,119	(3,589)	204	6,355
Net Cash Flows (Used) in Operations	(292,898)	(185,850)	(543,520)	(314,182)
Cash Flows From Investing Activities:
Cash received from acquisition of subsidiary	4,942	0
Purchase equipment	(27,370)	(22,295)	(3,718)	(3,439)
Deposits on business acquisition			(80,290)	0
Net Cash Flows (Used) in Investing Activities	(22,428)	(22,295)	(84,008)	(3,439)
Cash Flows From Financing Activities:
Proceed from note payable	381,885	188,444	660,565	131,150
Notes Payable - Interest expense			33,977	0
Sale of common stock	0	63,912	63,912	104,128
Payment of notes payable	(146,184)	0	(115,000)	0
Origination fees			25,000	22,312
Note payable - related party			2,251	67,032
Note payable related entity for patent purchase			0	0
Advances from related parties	12,240	0
Payments to related parties	(13,216)	0
Note payable used to pay expenses	0	13,962
Note payable used to pay origination fees & interest	15,250	9,347
Net Cash Flows Provided by Financing Activities	249,975	275,665	670,705	324,622
Net Increase (Decrease) In Cash and cash equivalents	(65,351)	67,520	43,177	7,001
Foreign currency translation adjustment	(5,786)	3,795	6,902	(346)
Cash and cash equivalents at beginning of period	107,532	57,453	57,453	50,798
Cash and cash equivalents at end of period	36,395	128,768	107,532	57,453
Supplementary Disclosure Of Cash Flow Information:
Stock issued for services, licenses and other assets	679,908	78,400	427,400	702,300
Stock issued for note conversions including interest	290,039	128,451	128,451	3,077,950
Stock issued to buy equipment			56,700	0
Loan issued for interest			58,977	0
Stock issued for payment of interest			3,022	0
Stock issued for acqusition of subsidiary	246,000	0
Notes payable issued for acquisition of subsidiary	358,407	0
Cash paid for interest	13,622	0	21,900	5,264
Cash paid for income taxes	$ 0	$ 0	$ 0	$ 0